Operating Expenses (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Research and Development Expense

The research and development expenses are broken down as follows:

	Six months ended June 30
(thousands of euros)	2019	2018
Research and development expenses
Personnel expenses	20,419	22,051
Sub-contracting, collaborations and consultants	25,624	21,023
Depreciation and amortization	2,670	489
Small equipment and supplies	1,946	2,581
Conferences, travel expenses	792	1,234
Rental[5]	333	965
Others	454	1,604

Total research and development expenses	52,238	49,946

[5]

As of June 30, 2019, rentals are composed of rents related to leases ending within less than 12 months and to leases of low value assets, excluded from the scope of application of IFRS 16 standard, and of rental expenses.

Summary of Sales and Marketing Expense

The sales and marketing expenses are broken down as follows:

	Six months ended June 30
(thousands of euros)	2019	2018
Sales and marketing expenses
Personnel expenses	5,961	4,147
Fees	1,541	3,869
Depreciation and amortization	391	3
Marketing, tradeshows and travel expenses	342	1,692
Others	92	17

Total sales and marketing expenses	8,327	9,728

Summary of General and Administrative Expense

By nature, the breakdown of general and administrative expenses is as follows:

	Six months ended June 30
(thousands of euros)	2019	2018
General and administrative expenses
Personnel expenses	15,809	11,379
Fees	5,947	5,322
Depreciation and amortization	426	323
Insurance policies	1,071	726
Corporate communication and travel expenses	422	995
Rental[5]	164	582
Others	1,986	1,808

Total general and administrative expenses	25,825	21,135

Summary of Personnel Expense

Personnel expenses are broken down as follows:

	Six months ended June 30
(thousands of euros)	2019	2018
Wages and salaries	25,332	14,256
Social security contributions	7,138	4,556
Expenses for pension commitments	1,223	1,100
Employer contribution to bonus shares	455	906
Share-based payments	8,040	16,758

Total personnel expenses	42,188	37,577